FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in interest rates basis point	0.0050	0.0050
Basis point increase or decrease in commodity prices	0.0010
Bonds and debentures held	$ 4,031	$ 3,913
Current financial assets at amortised cost	62	42
Financial assets at fair value through other comprehensive income	4,009	3,913
Allowance account for credit losses of financial assets	7	6
AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,495	1,485
AA or A Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,700	1,669
BBB or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	836	759
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	5,578	6,052
Impact of 10% change in value of investments on Equity	$ 558	$ 605